Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the period	$ (1,423,524)	$ (1,745,273)
Adjustment to reconcile net income (loss) to net cash used in operating activities
Shares issued for services	0	557,190
Change in fair value of marketable securities	258,689	987,489
Depreciation	7,332	0
Stock based compensation	696,397	0
Loss on sale of marketable securities	(246)	0
Changes in assets and liabilities:
(Increase) Decrease in prepaid expenses	(16,028)	(7,578)
Increase (decrease) in accounts payable and accrued liabilities	10,360	6,140
Net Cash (Used in) Operating Activities	(466,528)	(202,032)
CASH FLOWS FROM INVESTING ACTIVITY:
Cash from property agreements	165,000	200,000
Cash from sale of marketable securities	14,968	0
Purchase of equipment	(35,650)	0
Net Cash Provided by Investing Activities	144,318	200,000
CASH FLOWS FROM FINANCING ACTIVITY:
Shares issued for cash	1,656,000	2,054,028
Net Cash Provided by Financing Activity	1,656,000	2,054,028
Increase (Decrease) in cash	1,333,790	2,051,996
Cash, beginning of period	2,243,121	191,125
Cash, end of period	3,576,911	2,243,121
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
NON CASH TRANSACTIONS
Marketable securities received as consideration for mineral property	$ 253,394	$ 0